Consolidated Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Gold Portfolio
November 30, 2024
GOL-NPRT3-0125
1.810695.120
Commodities - 1.0%
	Troy Ounces	Value ($)
UNITED STATES - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
Gold Bullion (Cost $4,575,084)	5,582	14,844,547

Common Stocks - 98.8%
	Shares	Value ($)
AUSTRALIA - 7.2%
Materials - 7.2%
Metals & Mining - 7.2%
De Grey Mining Ltd (a)	2,100,000	2,093,816
Gold Road Resources Ltd	10,553,158	12,890,149
Northern Star Resources Ltd	5,623,869	64,486,800
OceanaGold Corp	7,681,300	24,003,205

TOTAL AUSTRALIA		103,473,970
BRAZIL - 10.7%
Materials - 10.7%
Metals & Mining - 10.7%
Wheaton Precious Metals Corp	2,479,982	154,479,648
BURKINA FASO - 1.4%
Materials - 1.4%
Metals & Mining - 1.4%
IAMGOLD Corp (a)	3,703,500	20,342,070
CANADA - 62.2%
Financials - 0.0%
Financial Services - 0.0%
Vizsla Royalties Corp	111,813	126,983
Vizsla Royalties Corp warrants 12/26/2024 (a)(b)	116,813	86,772
		213,755
Materials - 62.2%
Metals & Mining - 62.2%
Agnico Eagle Mines Ltd/CA	2,570,802	217,078,114
Alamos Gold Inc Class A	3,521,700	66,356,520
Artemis Gold Inc (a)	2,413,928	25,017,746
Ascot Resources Ltd (a)(b)	16,633,000	2,702,766
Ascot Resources Ltd warrants (a)	800,000	6,262
Aya Gold & Silver Inc (a)(b)	696,134	6,488,732
B2Gold Corp	7,046,300	20,358,047
Banyan Gold Corp Class A (a)(c)	23,500,000	3,692,725
Barrick Gold Corp	3,492,500	61,166,458
Bonterra Resources Inc (a)	7,387,297	1,266,349
Calibre Mining Corp (a)(b)	12,499,806	22,186,363
Dolly Varden Silver Corp (a)	14,789,500	11,725,542
Dundee Precious Metals Inc	1,321,000	12,350,909
Faraday Copper Corp (a)	9,251,880	5,484,847
Franco-Nevada Corp	1,155,078	141,896,265
Fury Gold Mines Ltd (a)(c)	800,000	337,131
Fury Gold Mines Ltd (a)(c)	10,000,000	4,214,135
G Mining Ventures Corp (b)	396,300	3,020,264
GoGold Resources Inc (a)	1,606,700	1,468,930
Guanajuato Silver Co Ltd (a)(c)	30,897,000	4,193,015
Guanajuato Silver Co Ltd warrants 2/10/2025 (a)(c)	7,396,381	53
i-80 Gold Corp (a)(b)	5,803,358	3,647,695
Kinross Gold Corp	2,933,200	28,492,925
Lundin Gold Inc	1,616,800	37,300,554
Maple Gold Mines Ltd (a)	18,373,019	787,387
Novagold Resources Inc (a)	2,992,700	10,944,341
Orla Mining Ltd (a)	6,677,698	31,861,021
Osisko Development Corp (a)(b)	3,305,547	5,996,993
Osisko Development Corp warrants (a)	666,666	2,820
Osisko Development Corp warrants 3/2/2026 (a)	1,144,505	13,103
Osisko Gold Royalties Ltd	2,270,600	43,999,413
Rupert Resources Ltd (a)(b)	2,131,200	6,218,315
Sandstorm Gold Ltd	339,600	1,966,284
Seabridge Gold Inc (a)	664,800	9,566,472
Skeena Resources Ltd (a)(b)	1,188,100	11,031,963
Solaris Resources Inc (a)(b)	546,031	1,743,337
Ssr Mining Inc	1,874,000	10,887,939
Torex Gold Resources Inc (a)	1,277,300	26,940,944
Triple Flag Precious Metals Corp	1,091,000	18,242,427
Victoria Gold Corp (a)(d)	2,329,800	798,760
Vizsla Silver Corp (a)	2,931,000	5,348,884
Wesdome Gold Mines Ltd (a)	1,789,376	15,554,234
Western Copper & Gold Corp (a)(b)	8,460,873	9,487,926
		891,844,910
TOTAL CANADA		892,058,665
CHINA - 1.7%
Materials - 1.7%
Metals & Mining - 1.7%
Zijin Mining Group Co Ltd H Shares	13,052,000	25,063,866
SOUTH AFRICA - 1.9%
Materials - 1.9%
Metals & Mining - 1.9%
Gold Fields Ltd	1,917,900	27,492,330
UNITED KINGDOM - 2.7%
Materials - 2.7%
Metals & Mining - 2.7%
Anglogold Ashanti Plc (b)	1,528,082	38,110,365
UNITED STATES - 11.0%
Materials - 11.0%
Metals & Mining - 11.0%
Dakota Gold Corp (a)(b)	2,499,100	5,622,975
Gatos Silver Inc (a)	507,900	7,852,134
Hecla Mining Co	904,800	4,994,496
Ivanhoe Electric Inc / US (a)	362,500	3,447,375
Newmont Corp	3,114,448	130,619,949
Royal Gold Inc	48,500	7,093,610

TOTAL UNITED STATES		159,630,539
TOTAL COMMON STOCKS (Cost $832,234,301)		1,420,651,453

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.64	628,686	628,812
Fidelity Securities Lending Cash Central Fund (e)(f)	4.64	35,067,627	35,071,134
TOTAL MONEY MARKET FUNDS (Cost $35,699,946)			35,699,946

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $872,509,331)	1,471,195,946
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(33,732,906)
NET ASSETS - 100.0%	1,437,463,040

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	3,342,881	149,407,571	152,121,736	245,619	96	-	628,812	0.0%
Fidelity Securities Lending Cash Central Fund	188,869,339	503,175,029	656,973,234	381,422	-	-	35,071,134	0.1%
Total	192,212,220	652,582,600	809,094,970	627,041	96	-	35,699,946

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Guanajuato Silver Co Ltd	2,739	-	-	-	-	(2,686)	-
Total	2,739	-	-	-	-	(2,686)	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.